UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Ticker: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$36	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$542,602,746	53	$821,084	104%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-3.9%
Short-Term Investment	0.1%
Real Estate	1.3%
Exchange-Traded Fund	3.9%
Consumer Discretionary	3.9%
Energy	4.8%
Utilities	5.0%
Financials	7.6%
Industrials	7.7%
Communication Services	13.9%
Health Care	14.5%
Information Technology	18.0%
Consumer Staples	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.0%
Philip Morris International	4.2%
Verizon Communications	3.9%
SPDR S&P 500 ETF Trust	3.9%
AT&T	3.7%
Qualcomm	3.7%
PepsiCo	3.6%
Lam Research	3.2%
NVIDIA	2.8%
Colgate-Palmolive	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXH-SAR-2026

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF

Ticker: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Low Beta Equity Strategy ETF	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$188,896,802	241	$297,014	13%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Information Technology	1.4%
Energy	1.6%
Communication Services	2.6%
Materials	2.6%
Consumer Discretionary	5.8%
Industrials	7.5%
Real Estate	13.0%
Health Care	14.5%
Financials	16.0%
Consumer Staples	16.9%
Utilities	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progyny	0.6%
Elevance Health	0.6%
TG Therapeutics	0.6%
DaVita	0.6%
Whitestone REIT, Cl B	0.5%
EZCORP, Cl A	0.5%
Virtu Financial, Cl A	0.5%
Exelixis	0.5%
UL Solutions, Cl A	0.5%
Sensient Technologies	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXL-SAR-2026

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF

Ticker: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Mega Cap Equity ETF	$24	0.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$486,639,466	50	$693,671	97%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Real Estate	1.3%
Consumer Discretionary	3.9%
Energy	4.8%
Utilities	5.0%
Financials	7.7%
Industrials	7.7%
Communication Services	13.9%
Health Care	14.4%
Information Technology	18.0%
Consumer Staples	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.0%
Philip Morris International	4.2%
Verizon Communications	3.9%
AT&T	3.7%
Qualcomm	3.7%
PepsiCo	3.6%
Lam Research	3.2%
NVIDIA	2.8%
Colgate-Palmolive	2.8%
Mondelez International, Cl A	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXA-SAR-2026

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF

Ticker: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Small Cap Equity ETF	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$126,835,784	84	$185,258	35%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Energy	2.4%
Industrials	3.9%
Information Technology	5.0%
Communication Services	5.4%
Consumer Discretionary	7.4%
Real Estate	8.0%
Utilities	12.2%
Consumer Staples	12.3%
Health Care	16.6%
Financials	26.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Horace Mann Educators	2.4%
Enact Holdings	2.2%
Innoviva	2.1%
HCI Group	2.0%
Cal-Maine Foods	1.9%
Pitney Bowes	1.7%
Progyny	1.6%
StoneX Group	1.6%
NetScout Systems	1.6%
Catalyst Pharmaceuticals	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXS-SAR-2026

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF

Ticker: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETC 6 Meridian Quality Growth ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,616,122	94	$101,989	25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.1%
Short-Term Investment	0.3%
Energy	0.6%
Industrials	5.7%
Consumer Discretionary	6.6%
Consumer Staples	11.5%
Financials	11.9%
Communication Services	12.6%
Health Care	15.9%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	6.1%
Apple	5.8%
NVIDIA	5.6%
Microsoft	5.2%
Eli Lilly	4.8%
Visa, Cl A	4.4%
Palantir Technologies, Cl A	4.3%
Costco Wholesale	4.1%
Mastercard, Cl A	4.0%
Walmart	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SXQG-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

ETC 6 Meridian Small Cap Equity ETF (SIXS)

ETC 6 Meridian Quality Growth ETF (SXQG)

Semi-Annual Financials and Other Information

May 31, 2026

(Unaudited)

ETC 6 Meridian

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 13.9%
AT&T(A)	815,281	$20,218,969
Comcast, Cl A(A)	525,221	13,062,246
Meta Platforms, Cl A(A)	11,604	7,339,646
T-Mobile US	72,643	13,622,742
Verizon Communications(A)	443,541	21,205,695
		75,449,298
Consumer Discretionary — 3.9%
Amazon.com(A)*	26,788	7,249,905
General Motors	92,347	7,686,964
Lowe’s	29,736	6,374,209
		21,311,078
Consumer Staples — 23.1%
Altria Group(A)	390,971	27,203,762
Coca-Cola(A)	90,155	7,123,147
Colgate-Palmolive	166,377	14,995,559
Costco Wholesale(A)	6,998	6,692,327
Mondelez International, Cl A(A)	231,152	14,139,568
PepsiCo(A)	134,412	19,380,866
Philip Morris International(A)	129,055	22,891,776
Procter & Gamble	48,275	6,930,359
Walmart(A)	53,821	6,229,781
		125,587,145
Energy — 4.8%
ConocoPhillips	112,911	12,869,596
Exxon Mobil	92,023	13,367,261
		26,236,857
Description	Shares	Fair Value
Financials — 7.6%
American Express	21,980	$6,956,011
Bank of New York Mellon	52,843	7,367,899
Charles Schwab	77,485	6,768,315
US Bancorp(A)	250,652	13,748,262
Wells Fargo	86,351	6,695,657
		41,536,144
Health Care — 14.5%
AbbVie	33,600	7,315,392
Bristol-Myers Squibb(A)	234,394	13,402,649
Eli Lilly	7,596	8,393,580
Gilead Sciences	54,269	7,295,381
Johnson & Johnson(A)	61,788	13,922,690
Medtronic PLC	87,694	6,472,694
Merck	65,036	7,721,074
Pfizer	531,910	13,925,404
		78,448,864
Industrials — 7.7%
Caterpillar	7,977	6,986,815
FedEx	17,604	7,248,447
GE Vernova	6,553	6,345,401
General Dynamics	20,622	7,152,122
RTX	40,328	7,245,329
Uber Technologies*	95,171	6,700,038
		41,678,152
Information Technology — 18.0%
Apple(A)	26,167	8,165,674
Applied Materials	17,998	8,100,180
Broadcom	17,009	7,599,111
Lam Research	55,076	17,524,081
Micron Technology	13,729	13,330,859
NVIDIA(A)	71,163	15,025,356
Palantir Technologies, Cl A(A)*	51,043	7,990,271
Qualcomm(A)	79,084	19,851,666
		97,587,198
Real Estate — 1.3%
Simon Property Group‡(A)	34,857	7,142,548
Utilities — 5.0%
Duke Energy(A)	109,625	13,454,276
Southern(A)	146,865	13,518,923
		26,973,199

Total Common Stock (Cost $489,026,165)		541,950,483

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 3.9%
Domestic Equity — 3.9%
SPDR S&P 500 ETF Trust	27,854	$21,070,994

Total Exchange-Traded Fund (Cost $18,542,715)		21,070,994
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(B)	379,689	379,689

Total Short-Term Investment (Cost $379,689)		379,689

Total Investments — 103.8% (Cost $507,948,569)		$563,401,166

WRITTEN OPTIONS — -3.9%
Total Written Options (Premiums Received $9,462,203)		$(21,334,385)

A list of the Exchange Traded Option Contracts held by the Fund at May 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (3.9)%
Call Options
S&P 500 Index*	(273)	$204,750,000	$7,500	06/18/26	$(4,028,115)
S&P 500 Index*	(479)	347,275,000	7,250	06/18/26	(17,306,270)

TOTAL WRITTEN OPTIONS (Premiums Received $9,462,203)					$(21,334,385)

Percentages are based on Net Assets of $542,602,746.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $110,701,875.

(B)   The rate shown is the 7-day effective yield as of May 31, 2026.

Cl       — Class

ETF    — Exchange Traded Fund

PLC    — Public Limited Company

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 2.6%
AT&T	28,159	$698,343
John Wiley & Sons, Cl A	23,489	988,417
Madison Square Garden Sports*	2,561	958,557
New York Times, Cl A	9,954	748,640
Telephone and Data Systems	18,064	706,483
Verizon Communications	15,939	762,044
		4,862,484
Consumer Discretionary — 5.8%
AutoZone*	218	639,871
Chewy, Cl A*	31,291	705,299
Churchill Downs	9,060	790,123
Grand Canyon Education*	4,950	741,757
McDonald’s	2,491	695,487
Murphy USA	1,951	987,264
Ollie’s Bargain Outlet Holdings*	7,468	609,613
O'Reilly Automotive*	8,645	751,078
Perdoceo Education	23,742	768,766
Planet Fitness, Cl A*	10,205	546,069
Service Corp International	9,982	750,547
Strategic Education	9,693	743,938
TJX	5,069	784,428
Winmark	1,803	682,562
Yum! Brands	5,143	760,907
		10,957,709
Consumer Staples — 16.9%
Albertsons, Cl A	47,154	736,074
Altria Group	12,179	847,415
Archer-Daniels-Midland	12,262	978,262
BJ’s Wholesale Club Holdings*	8,284	706,460
Description	Shares	Fair Value
Consumer Staples — continued
Boston Beer, Cl A*	3,529	$625,621
Cal-Maine Foods	9,130	682,194
Casey’s General Stores	1,216	932,842
Chefs’ Warehouse*	12,904	987,672
Church & Dwight	8,169	781,202
Coca-Cola	10,590	836,716
Coca-Cola Consolidated	4,007	694,253
Colgate-Palmolive	8,803	793,414
Conagra Brands	43,835	582,129
Constellation Brands, Cl A	5,538	768,785
Dollar General	5,566	615,655
Fresh Del Monte Produce	19,194	616,895
General Mills	18,723	633,025
Hershey	3,600	698,508
Hormel Foods	33,723	783,385
Ingredion	7,232	733,614
John B Sanfilippo & Son	10,500	786,555
Keurig Dr Pepper	29,082	873,332
Kraft Heinz	33,668	808,369
Kroger	11,398	708,386
Maplebear*	22,180	882,764
Marzetti	4,950	554,103
Molson Coors Beverage, Cl B	17,320	684,660
Mondelez International, Cl A	14,021	857,664
Monster Beverage*	10,636	936,819
National Beverage*	22,838	844,778
PepsiCo	5,076	731,908
Philip Morris International	4,807	852,665
Pilgrim’s Pride	20,019	566,738
Post Holdings*	7,726	709,556
PriceSmart	5,563	945,655
Procter & Gamble	5,298	760,581
Reynolds Consumer Products	35,499	769,263
Sysco	9,510	720,953
Tootsie Roll Industries	19,709	743,226
Universal	15,494	803,674
US Foods Holding*	8,853	724,618
WD-40	3,459	691,696
		31,992,084
Energy — 1.6%
Antero Midstream	35,685	747,958
CNX Resources*	19,145	644,995
DT Midstream	5,754	805,445
International Seaways	11,244	867,924
		3,066,322

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — 16.0%
American Financial Group	6,200	$804,760
AMERISAFE	23,516	$720,765
Assured Guaranty	9,409	698,242
Cboe Global Markets	2,742	914,622
Chubb	2,454	764,985
City Holding	6,840	850,280
CME Group, Cl A	2,575	704,365
Ellington Financial‡	66,866	907,372
Employers Holdings	19,989	869,521
Enact Holdings	19,700	823,263
Essent Group	13,708	793,556
EZCORP, Cl A*	32,436	1,013,301
Fidelity National Financial	16,250	769,438
First American Financial	11,818	782,706
FirstCash Holdings	4,361	959,027
Hanover Insurance Group	4,573	851,493
HCI Group	4,752	732,141
Horace Mann Educators	18,758	857,803
Kinsale Capital Group	2,155	656,779
MarketAxess Holdings	4,423	575,167
Marsh & McLennan	4,410	705,468
Mercury General	8,942	876,584
MGIC Investment	30,462	768,252
NMI Holdings, Cl A*	21,079	756,736
Old Republic International	19,391	721,927
Palomar Holdings*	6,418	686,983
Radian Group	23,839	814,102
RenaissanceRe Holdings	2,739	767,879
RLI	13,299	665,482
Safety Insurance Group	10,845	760,994
Selective Insurance Group	10,086	872,842
SiriusPoint*	38,662	825,434
Starwood Property Trust‡	45,220	772,357
Stewart Information Services	11,807	767,219
United Fire Group	21,598	957,439
Virtu Financial, Cl A	19,950	1,000,493
Willis Towers Watson	2,715	677,854
WR Berkley	11,726	745,070
		30,192,701
Health Care — 14.5%
Abbott Laboratories	7,347	628,903
Addus HomeCare*	7,797	714,829
ANI Pharmaceuticals*	10,791	847,201
Artivion*	21,547	478,128
Bristol-Myers Squibb	13,430	767,927
Cardinal Health	3,776	743,117
Description	Shares	Fair Value
Health Care — continued
Cigna Group	2,900	$804,460
Collegium Pharmaceutical*	21,882	735,454
CVS Health	10,367	943,190
DaVita*	5,441	1,057,513
Elevance Health	2,848	1,119,805
Encompass Health	7,579	802,237
Ensign Group	3,935	659,703
Exelixis*	19,762	997,586
Haemonetics*	12,701	861,255
Halozyme Therapeutics*	12,111	805,866
Harmony Biosciences Holdings*	28,613	903,885
HCA Healthcare	1,526	577,652
Indivior Pharmaceuticals*	25,453	916,817
Innoviva*	36,779	787,806
Johnson & Johnson	3,404	767,023
McKesson	876	650,377
National HealthCare	4,853	894,990
Option Care Health*	26,781	558,920
Pacira BioSciences*	35,685	828,606
Prestige Consumer Healthcare*	12,009	570,788
Privia Health Group*	34,218	736,029
Progyny*	46,298	1,183,377
Protagonist Therapeutics*	8,924	888,473
Quest Diagnostics	3,999	779,405
Supernus Pharmaceuticals*	15,032	694,178
TG Therapeutics*	28,101	1,066,152
United Therapeutics*	1,682	936,571
Zimmer Biomet Holdings	8,729	718,659
		27,426,882
Industrials — 7.5%
Booz Allen Hamilton Holding, Cl A	10,223	809,457
CACI International, Cl A*	1,332	683,995
Casella Waste Systems, Cl A*	8,369	687,681
CoreCivic*	44,359	935,088
FTI Consulting*	4,929	755,024
GATX	4,487	758,662
Genpact	19,572	644,897
Lockheed Martin	1,245	660,410
MAXIMUS	10,354	641,223
Northrop Grumman	1,102	621,176
Otis Worldwide	9,000	637,560
RB Global	7,667	815,385
Republic Services, Cl A	3,521	705,749
Rollins	14,024	667,542
Science Applications International	8,733	909,979

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials — continued
Tetra Tech	23,218	$638,263
UL Solutions, Cl A	10,007	995,697
UniFirst	3,105	824,129
Waste Management	3,315	700,990
		14,092,907
Information Technology — 1.4%
Box, Cl A*	31,255	842,635
Dropbox, Cl A*	30,924	831,237
VeriSign	3,418	975,429
		2,649,301
Materials — 2.6%
AptarGroup	6,055	701,472
Balchem	4,643	727,697
CF Industries Holdings	7,364	827,346
Crown Holdings	7,543	717,188
NewMarket	1,262	976,258
Sensient Technologies	8,743	995,391
		4,945,352
Real Estate — 13.0%
American Homes 4 Rent, Cl A‡	27,201	872,608
American Tower, Cl A‡	4,347	812,715
Brixmor Property Group‡	27,003	825,212
Centerspace‡	13,088	883,178
COPT Defense Properties‡	25,201	807,944
Crown Castle‡	9,053	828,349
CubeSmart‡	20,137	805,480
Curbline Properties‡	29,103	847,770
EastGroup Properties‡	4,245	857,108
EPR Properties‡	14,172	808,513
Equity LifeStyle Properties‡	12,037	743,526
Essential Properties Realty Trust‡	23,818	728,355
Four Corners Property Trust‡	31,991	796,576
Gaming and Leisure Properties‡	16,527	776,273
Getty Realty‡	24,645	801,702
Global Net Lease‡	87,528	820,137
Independence Realty Trust‡	48,995	795,189
LTC Properties‡	21,377	799,714
NNN REIT‡	18,128	806,877
Omega Healthcare Investors‡	17,331	810,397
Phillips Edison‡	20,906	839,376
Rayonier‡	37,216	777,442
Realty Income‡	12,589	771,454
Sabra Health Care REIT‡	40,747	810,458
Saul Centers‡	23,666	820,263
SBA Communications, Cl A‡	4,169	846,974
Description	Shares	Fair Value
Real Estate — continued
Universal Health Realty Income Trust‡	18,976	$786,555
VICI Properties, Cl A‡	27,476	775,373
Whitestone REIT, Cl B‡	54,312	1,036,273
WP Carey‡	11,240	836,481
		24,528,272
Utilities — 17.9%
Alliant Energy	11,435	818,860
Ameren	7,322	790,556
American Electric Power	6,178	782,567
American States Water	10,811	835,366
American Water Works	6,059	746,893
Atmos Energy	4,400	744,172
Avista	20,425	847,025
Black Hills	10,981	799,637
California Water Service Group	17,819	803,637
CenterPoint Energy	18,796	794,319
Chesapeake Utilities	6,164	760,145
Clearway Energy, Cl C	22,136	911,118
CMS Energy	10,567	766,847
Consolidated Edison	7,368	778,282
DTE Energy	5,488	784,071
Duke Energy	6,198	760,680
Evergy	9,840	807,274
Eversource Energy	11,043	753,906
Exelon	16,727	763,420
FirstEnergy	16,212	752,075
H2O America	14,438	834,949
IDACORP	5,742	805,430
MDU Resources Group	38,371	808,861
MGE Energy	10,232	772,516
Middlesex Water	15,174	797,090
National Fuel Gas	8,792	679,182
New Jersey Resources	14,976	827,424
NextEra Energy	8,952	778,913
NiSource	17,342	801,547
Northwest Natural Holding	15,670	759,838
OGE Energy	16,904	798,376
ONE Gas	9,404	731,067
Otter Tail	9,139	791,986
Pinnacle West Capital	8,015	799,416
Portland General Electric	15,265	765,082
PPL	21,490	760,531
Southern	8,393	772,576
Southwest Gas Holdings	9,301	801,839

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities — continued
Spire	8,963	$737,296
UGI	22,198	775,154
Unitil	15,392	770,062
WEC Energy Group	7,027	780,348
Xcel Energy	9,902	787,209
		33,737,542
Total Common Stock (Cost $179,210,340)		188,451,556
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(A)	250,809	250,809
Total Short-Term Investment (Cost $250,809)		250,809
Total Investments — 99.9% (Cost $179,461,149)		$188,702,365

Percentages are based on Net Assets $188,896,802.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2026.

Cl      — Class

REIT — Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 13.9%
AT&T	730,513	$18,116,722
Comcast, Cl A	470,623	11,704,394
Meta Platforms, Cl A	10,396	6,575,574
T-Mobile US	65,090	12,206,328
Verizon Communications	397,424	19,000,842
		67,603,860
Consumer Discretionary — 3.9%
Amazon.com*	24,003	6,496,172
General Motors	82,748	6,887,944
Lowe’s	26,645	5,711,622
		19,095,738
Consumer Staples — 23.1%
Altria Group	350,320	24,375,265
Coca-Cola	80,782	6,382,586
Colgate-Palmolive	149,080	13,436,580
Costco Wholesale	6,269	5,995,170
Mondelez International, Cl A	207,122	12,669,653
PepsiCo	120,438	17,365,955
Philip Morris International	115,637	20,511,691
Procter & Gamble	43,255	6,209,688
Walmart	48,225	5,582,044
		112,528,632
Energy — 4.8%
ConocoPhillips	101,174	11,531,812
Exxon Mobil	82,456	11,977,559
		23,509,371
Description	Shares	Fair Value
Financials — 7.7%
American Express	19,695	$6,232,877
Bank of New York Mellon	47,351	6,602,150
Charles Schwab	69,429	6,064,623
US Bancorp	224,596	12,319,090
Wells Fargo	77,376	5,999,735
		37,218,475
Health Care — 14.4%
AbbVie	30,109	6,555,332
Bristol-Myers Squibb	210,030	12,009,515
Eli Lilly	6,806	7,520,630
Gilead Sciences	48,626	6,536,793
Johnson & Johnson	55,365	12,475,396
Medtronic PLC	78,578	5,799,842
Merck	58,275	6,918,408
Pfizer	476,616	12,477,807
		70,293,723
Industrials — 7.7%
Caterpillar	7,147	6,259,843
FedEx	15,776	6,495,768
GE Vernova	5,870	5,684,039
General Dynamics	18,477	6,408,193
RTX	36,136	6,492,194
Uber Technologies*	85,276	6,003,430
		37,343,467
Information Technology — 18.0%
Apple	23,445	7,316,247
Applied Materials	16,128	7,258,568
Broadcom	15,241	6,809,222
Lam Research	49,351	15,702,501
Micron Technology	12,303	11,946,213
NVIDIA	63,765	13,463,342
Palantir Technologies, Cl A*	45,736	7,159,513
Qualcomm	70,862	17,787,779
		87,443,385
Real Estate — 1.3%
Simon Property Group‡	31,233	6,399,954
Utilities — 5.0%
Duke Energy	98,228	12,055,522
Southern	131,600	12,113,780
		24,169,302

Total Common Stock (Cost $442,268,215)		485,605,907

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(A)	462,231	$462,231

Total Short-Term Investment (Cost $462,231)		462,231

Total Investments — 99.9% (Cost $442,730,446)		$486,068,138

Percentages are based on Net Assets of $486,639,466.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2026.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Communication Services — 5.4%
Angi, Cl A*	160,403	$939,962
Cars.com*	172,520	1,773,506
Shutterstock	82,311	1,225,611
Yelp, Cl A*	60,605	1,381,794
Ziff Davis*	33,476	1,508,763
		6,829,636
Consumer Discretionary — 7.4%
ADT	210,352	1,411,462
Asbury Automotive Group*	6,771	1,270,984
G-III Apparel Group	46,895	1,516,115
Green Brick Partners*	20,044	1,348,160
Leggett & Platt	128,123	1,315,823
Perdoceo Education	42,022	1,360,672
Sally Beauty Holdings*	93,248	1,238,334
		9,461,550
Consumer Staples — 12.3%
Cal-Maine Foods	32,662	2,440,505
Central Garden & Pet, Cl A*	37,439	1,440,653
Energizer Holdings	75,607	1,377,560
Fresh Del Monte Produce	33,725	1,083,922
J & J Snack Foods	16,703	1,271,432
John B Sanfilippo & Son	18,134	1,358,418
National Beverage*	38,623	1,428,665
Reynolds Consumer Products	61,593	1,334,720
Tootsie Roll Industries	34,302	1,293,528
Universal	26,767	1,388,404
WD-40	5,887	1,177,223
		15,595,030
Description	Shares	Fair Value
Energy — 2.4%
California Resources	23,186	$1,374,698
Par Pacific Holdings*	28,962	1,626,506
		3,001,204
Financials — 26.6%
AMERISAFE	40,348	1,236,666
Bread Financial Holdings	19,156	1,706,225
Employers Holdings	34,070	1,482,045
Enact Holdings	68,288	2,853,755
Enova International*	9,925	1,602,987
EZCORP, Cl A*	54,376	1,698,706
Franklin BSP Realty Trust‡	151,612	1,314,476
HCI Group	16,579	2,554,327
Horace Mann Educators	66,314	3,032,539
Lincoln National	41,015	1,447,419
MarketAxess Holdings	7,592	987,264
Palomar Holdings*	11,565	1,237,918
Payoneer Global*	301,009	1,565,247
Preferred Bank	15,939	1,527,275
PROG Holdings	42,306	1,555,592
Safety Insurance Group	18,851	1,322,775
StoneX Group*	17,493	1,982,831
Tompkins Financial	18,249	1,572,151
Virtus Investment Partners	10,231	1,463,340
World Acceptance*	9,870	1,629,438
		33,772,976
Health Care — 16.6%
Addus HomeCare*	13,612	1,247,948
Amphastar Pharmaceuticals*	72,083	1,358,764
Catalyst Pharmaceuticals*	58,273	1,819,866
Collegium Pharmaceutical*	36,323	1,220,816
Harmony Biosciences Holdings*	50,413	1,592,547
Indivior Pharmaceuticals*	44,737	1,611,427
Innoviva*	127,173	2,724,046
Pacira BioSciences*	62,939	1,461,444
Pediatrix Medical Group*	72,373	1,558,915
Progyny*	80,877	2,067,216
Protagonist Therapeutics*	15,171	1,510,424
PTC Therapeutics*	22,380	1,652,763
Supernus Pharmaceuticals*	25,886	1,195,415
		21,021,591
Industrials — 3.9%
Casella Waste Systems, Cl A*	15,378	1,263,610
Korn Ferry	22,766	1,593,165
Pitney Bowes	132,733	2,137,001
		4,993,776

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 5.0%
Box, Cl A*	54,602	$1,472,070
DXC Technology*	115,289	1,142,514
NetScout Systems*	47,501	1,976,992
ScanSource*	37,772	1,747,710
		6,339,286
Real Estate — 8.0%
Essential Properties Realty Trust‡	41,618	1,272,678
Four Corners Property Trust‡	56,335	1,402,742
Getty Realty‡	43,012	1,399,180
LTC Properties‡	37,264	1,394,046
Phillips Edison‡	36,517	1,466,158
Universal Health Realty Income Trust‡	32,885	1,363,083
Whitestone REIT, Cl B‡	94,596	1,804,892
		10,102,779
Utilities — 12.2%
American States Water	18,648	1,440,931
Avista	35,666	1,479,069
California Water Service Group	30,618	1,380,872
Chesapeake Utilities	10,451	1,288,817
Clearway Energy, Cl C	38,640	1,590,422
H2O America	24,849	1,437,018
MDU Resources Group	69,008	1,454,689
MGE Energy	17,737	1,339,144
Middlesex Water	25,948	1,363,048
Northwest Natural Holding	27,389	1,328,093
Unitil	27,048	1,353,211
		15,455,314

Total Common Stock (Cost $119,808,789)		126,573,142
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(A)	183,481	$183,481

Total Short-Term Investment (Cost $183,481)		183,481

Total Investments — 99.9% (Cost $119,992,270)		$126,756,623

Percentages are based on Net Assets of $126,835,784.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡      Real Estate Investment Trust.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2026.

Cl      — Class

REIT — Real Estate Investment Trust

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2026 (Unaudited)

## Sector Weightings

34.8% Information Technology
15.9% Health Care
12.6% Communication Services
11.9% Financials
11.5% Consumer Staples
6.6% Consumer Discretionary
5.7% Industrials
0.6% Energy
0.3% Short-Term Investment
0.1% Materials

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Communication Services — 12.6%
Alphabet, Cl A	10,773	$4,097,403
Cargurus, Cl A*	1,285	38,370
Magnite*	1,964	28,144
Netflix*	29,230	2,514,365
Reddit, Cl A*	2,674	470,624
Spotify Technology*	1,797	894,331
TKO Group Holdings, Cl A	2,366	485,456
Yelp, Cl A*	784	17,875
		8,546,568
Consumer Discretionary — 6.6%
Chewy, Cl A*	5,755	129,718
Deckers Outdoor*	2,080	236,808
DraftKings, Cl A*	6,861	168,026
Grand Canyon Education*	367	54,995
O’Reilly Automotive*	11,743	1,020,232
Rush Street Interactive, Cl A*	3,025	76,653
TJX	15,918	2,463,310
Ulta Beauty*	641	326,173
		4,475,915
Consumer Staples — 11.5%
Cal-Maine Foods	646	48,269
Celsius Holdings*	2,963	98,579
Colgate-Palmolive	11,534	1,039,560
Costco Wholesale	2,900	2,773,328
Interparfums	255	24,064
Marzetti	286	32,015
Monster Beverage*	10,295	906,783
Tootsie Roll Industries	436	16,442
Vita Coco*	736	55,296
Walmart	23,379	2,706,119
WD-40	196	39,194
		7,739,649
Description	Shares	Fair Value
Energy — 0.6%
Kinetik Holdings, Cl A	1,608	$73,888
Texas Pacific Land	839	329,727
		403,615
Financials — 11.9%
Freedom Holding*	253	36,133
HCI Group	162	24,959
Kinsale Capital Group	319	97,222
Mastercard, Cl A	5,541	2,737,143
Progressive	8,310	1,582,224
Toast, Cl A*	7,753	201,811
Tradeweb Markets, Cl A	3,071	307,868
Visa, Cl A	9,120	2,976,403
WEX*	474	68,711
		8,032,474
Health Care — 15.9%
ACADIA Pharmaceuticals*	1,895	41,046
Addus HomeCare*	261	23,928
ADMA Biologics*	3,497	27,906
Alkermes*	2,375	100,201
Ardelyx*	3,573	21,581
Aurinia Pharmaceuticals*	1,627	24,942
Axsome Therapeutics*	610	143,033
Catalyst Pharmaceuticals*	1,654	51,654
Chemed	194	82,724
Eli Lilly	2,923	3,229,915
Exelixis*	3,540	178,699
Harmony Biosciences Holdings*	693	21,892
IDEXX Laboratories*	1,190	670,601
Incyte*	2,420	234,111
Insulet*	1,017	147,404
Intuitive Surgical*	5,099	2,165,239
Krystal Biotech*	384	118,668
Medpace Holdings*	320	143,075
Natera*	1,989	444,283
Neurocrine Biosciences*	1,461	231,276
Progyny*	1,022	26,122
PTC Therapeutics*	1,182	87,291
ResMed	2,103	400,769
TG Therapeutics*	2,092	79,370
TransMedics Group*	533	35,818
Veeva Systems, Cl A*	2,045	356,525
Vertex Pharmaceuticals*	3,757	1,681,408
		10,769,481

The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials — 5.7%
Blue Bird*	466	$31,581
Cintas	4,760	815,198
Copart*	12,547	411,165
ExlService Holdings*	2,124	61,660
Fastenal	16,225	717,145
Old Dominion Freight Line	3,021	680,178
Rollins	4,390	208,964
Watts Water Technologies, Cl A	487	150,473
WW Grainger	650	802,256
		3,878,620
Information Technology — 34.8%
Adobe*	5,578	1,445,873
Appfolio, Cl A*	488	78,651
Apple	12,491	3,897,941
AppLovin, Cl A*	3,736	2,290,504
Arista Networks*	14,940	2,382,482
Badger Meter	411	50,923
Manhattan Associates*	786	117,939
Microsoft	7,864	3,540,687
Monolithic Power Systems	718	1,124,539
Napco Security Technologies	515	19,328
NVIDIA	18,085	3,818,467
Palantir Technologies, Cl A*	18,416	2,882,841
Pegasystems	1,278	45,663
Qualys*	496	54,208
ServiceNow*	13,544	1,684,467
SPS Commerce*	506	28,716
Ubiquiti	64	37,367
		23,500,596
Materials — 0.1%
Balchem	470	73,663
United States Lime & Minerals	165	18,808
		92,471

Total Common Stock (Cost $60,139,230)		67,439,389
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 3.55%(A)	186,964	$186,964

Total Short-Term Investment (Cost $186,964)		186,964

Total Investments — 100.0% (Cost $60,326,194)		$67,626,353

Percentages are based on Net Assets of $67,616,122.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2026.

Cl     — Class

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$507,948,569	$179,461,149	$442,730,446
Investments, at Fair Value	$563,401,166	$188,702,365	$486,068,138
Cash and Cash Equivalents	9,762	—	—
Dividends Receivable	894,516	291,187	799,200
Tax Reclaims Receivable	—	238	—
Total Assets	564,305,444	188,993,790	486,867,338

Liabilities:
Written Options, at Value (Premiums Received $9,462,203, $— and $—, respectively)	21,334,385	—	—
Advisory Fees Payable	143,717	50,545	126,901
Payable due to Administrator	31,250	10,991	27,594
Payable for Trustees’ Fee	11,668	3,668	9,259
Transfer Agent Fees Payable	10,309	10,327	17,089
Audit Fees Payable	8,686	8,686	8,686
Chief Compliance Officer Fees Payable	3,584	1,107	2,828
Other Accrued Expenses	159,099	11,664	35,515

Total Liabilities	21,702,698	96,988	227,872

Net Assets	$542,602,746	$188,896,802	$486,639,466

Net Assets Consist of:
Paid-in Capital	$688,437,870	$219,722,463	$496,925,784
Total Distributable Earnings (Accumulated Losses)	(145,835,124)	(30,825,661)	(10,286,318)

Net Assets	$542,602,746	$188,896,802	$486,639,466
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	12,975,000	5,025,000	8,750,000
Net Asset Value, Offering and Redemption Price Per Share	$41.82	$37.59	$55.62

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2026 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$119,992,270	$60,326,194
Investments, at Fair Value	$126,756,623	$67,626,353
Cash and Cash Equivalents	—	2
Dividends Receivable	146,752	32,747
Total Assets	126,903,375	67,659,102

Liabilities:
Advisory Fees Payable	33,541	17,413
Transfer Agent Fees Payable	8,971	9,182
Audit Fees Payable	8,686	8,686
Payable due to Administrator	7,293	3,786
Payable for Trustees’ Fee	2,174	1,176
Chief Compliance Officer Fees Payable	654	349
Other Accrued Expenses	6,272	2,388

Total Liabilities	67,591	42,980

Net Assets	$126,835,784	$67,616,122

Net Assets Consist of:
Paid-in Capital	$147,713,738	$70,441,867
Total Distributable Earnings (Accumulated Losses)	(20,877,954)	(2,825,745)

Net Assets	$126,835,784	$67,616,122
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,350,000	2,075,000
Net Asset Value, Offering and Redemption Price Per Share	$53.97	$32.59

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2026 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$7,084,732	$2,697,765	$5,846,992
Less: Reclaims Withheld	—	(1,091)	—

Total Investment Income	7,084,732	2,696,674	5,846,992

Expenses:
Advisory Fees	821,084	297,014	693,671
Interest Expense on Broker Account	671,466	—	—
Administration Fees	178,540	64,584	150,835
Transfer Agent Fees	42,838	20,360	33,399
Trustees’ Fees	32,090	11,509	26,667
Custodian Fees	30,899	14,986	26,901
Legal Fees	12,559	4,513	10,434
Chief Compliance Officer Fees	11,456	4,107	9,509
Printing Fees	10,118	3,559	8,425
Audit Fees	8,986	8,986	8,986
Pricing Fees	1,789	671	1,485
Registration Fees	724	3,897	3,861
Other Fees	35,585	6,441	28,667
Total Expenses	1,858,134	440,627	1,002,840

Net Investment Income (Loss)	5,226,598	2,256,047	4,844,152

Net Realized Gain (Loss) on:
Investments(1)	29,238,175	1,650,520	24,709,488
Written Options	(8,036,622)	—	—

Net Realized Gain (Loss)	21,201,553	1,650,520	24,709,488

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,347,718	(454,484)	22,073,914
Written Options	(13,130,409)	—	—

Net Change in Unrealized Appreciation (Depreciation)	14,217,309	(454,484)	22,073,914

Net Realized and Unrealized Gain (Loss)	35,418,862	1,196,036	46,783,402

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,645,460	$3,452,083	$51,627,554

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2026 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,576,507	$301,282
Total Investment Income	1,576,507	301,282

Expenses:
Advisory Fees	185,258	101,989
Administration Fees	40,283	22,177
Transfer Agent Fees	16,867	17,989
Audit Fees	8,986	8,986
Custodian Fees	8,940	5,493
Trustees’ Fees	6,936	3,817
Registration Fees	4,515	4,453
Legal Fees	2,718	1,496
Chief Compliance Officer Fees	2,473	1,365
Printing Fees	2,196	1,165
Pricing Fees	396	237
Other Fees	3,524	1,639
Total Expenses	283,092	170,806

Net Investment Income (Loss)	1,293,415	130,476

Net Realized Gain (Loss) on:
Investments(1)	5,437,946	246,076

Net Realized Gain (Loss)	5,437,946	246,076

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,252,358	(1,446,523)

Net Change in Unrealized Appreciation (Depreciation)	2,252,358	(1,446,523)

Net Realized and Unrealized Gain (Loss)	7,690,304	(1,200,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,983,719	$(1,069,971)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$5,226,598	$11,108,454
Net Realized Gain (Loss)(1)	21,201,553	38,304,659
Net Change in Unrealized Appreciation (Depreciation)	14,217,309	(28,378,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,645,460	21,034,525

Distributions:	(4,687,671)	(11,333,996)

Capital Share Transactions:
Issued	333,806,079	764,950,488
Redeemed	(323,968,646)	(725,319,844)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,837,433	39,630,644

Total Increase (Decrease) in Net Assets	45,795,222	49,331,173

Net Assets:
Beginning of Year/Period	496,807,524	447,476,351
End of Year/Period	$542,602,746	$496,807,524

Share Transactions:
Issued	8,025,000	19,875,000
Redeemed	(7,800,000)	(18,900,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	225,000	975,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$2,256,047	$3,907,205
Net Realized Gain (Loss)(1)	1,650,520	10,144,269
Net Change in Unrealized Appreciation (Depreciation)	(454,484)	(19,555,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,452,083	(5,503,684)

Distributions:	(2,271,069)	(4,017,589)

Capital Share Transactions:
Issued	32,196,578	96,351,484
Redeemed	(35,858,001)	(86,150,834)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,661,423)	10,200,650

Total Increase (Decrease) in Net Assets	(2,480,409)	679,377

Net Assets:
Beginning of Year/Period	191,377,211	190,697,834
End of Year/Period	$188,896,802	$191,377,211

Share Transactions:
Issued	825,000	2,575,000
Redeemed	(925,000)	(2,300,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	275,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$4,844,152	$9,213,662
Net Realized Gain (Loss)(1)	24,709,488	49,171,909
Net Change in Unrealized Appreciation (Depreciation)	22,073,914	(16,480,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,627,554	41,905,291

Distributions:	(4,467,056)	(9,358,606)

Capital Share Transactions:
Issued	327,567,463	643,319,409
Redeemed	(296,971,389)	(559,067,922)
Increase (Decrease) in Net Assets from Capital Share Transactions	30,596,074	84,251,487

Total Increase (Decrease) in Net Assets	77,756,572	116,798,172

Net Assets:
Beginning of Year/Period	408,882,894	292,084,722
End of Year/Period	$486,639,466	$408,882,894

Share Transactions:
Issued	6,200,000	13,650,000
Redeemed	(5,625,000)	(11,750,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	575,000	1,900,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$1,293,415	$1,572,933
Net Realized Gain (Loss)(1)	5,437,946	3,593,637
Net Change in Unrealized Appreciation (Depreciation)	2,252,358	(7,231,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,983,719	(2,065,157)

Distributions:	(1,291,923)	(1,606,964)

Return of Capital:	—	(3,223)

Total Distributions	(1,291,923)	(1,610,187)

Capital Share Transactions:
Issued	44,681,422	70,703,920
Redeemed	(33,363,935)	(57,351,582)
Increase (Decrease) in Net Assets from Capital Share Transactions	11,317,487	13,352,338

Total Increase (Decrease) in Net Assets	19,009,283	9,676,994

Net Assets:
Beginning of Year/Period	107,826,501	98,149,507
End of Year/Period	$126,835,784	$107,826,501

Share Transactions:
Issued	825,000	1,450,000
Redeemed	(625,000)	(1,175,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	275,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$130,476	$76,619
Net Realized Gain (Loss)(1)	246,076	1,851,064
Net Change in Unrealized Appreciation (Depreciation)	(1,446,523)	(895,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,069,971)	1,032,406

Return of Capital:	—	(87,978)

Capital Share Transactions:
Issued	12,727,997	36,761,104
Redeemed	(11,950,776)	(20,582,483)
Increase (Decrease) in Net Assets from Capital Share Transactions	777,221	16,178,621

Total Increase (Decrease) in Net Assets	(292,750)	17,123,049

Net Assets:
Beginning of Year/Period	67,908,872	50,785,823
End of Year/Period	$67,616,122	$67,908,872

Share Transactions:
Issued	400,000	1,150,000
Redeemed	(375,000)	(650,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	25,000	500,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Years Ended November 30,
			2025		2024		2023		2022		2021
Net Asset Value, beginning of year/period	$38.97		$38.00		$33.07		$32.21		$29.54		$26.65
Investment Activities
Net Investment income (loss)*	0.41		0.84		0.57		0.69		0.67		0.50
Net realized and unrealized gain (loss)	2.80		0.99		4.95		0.84		2.66		2.88
Total from investment activities	3.21		1.83		5.52		1.53		3.33		3.38
Distributions to shareholders from:
Net Investment Income	(0.36)		(0.86)		(0.59)		(0.67)		(0.66)		(0.49)
Total Distributions	(0.36)		(0.86)		(0.59)		(0.67)		(0.66)		(0.49)
Net Asset Value, end of year/period	$41.82		$38.97		$38.00		$33.07		$32.21		$29.54
Net Asset Value, Total Return (%)(1)	8.27		4.87		16.81		4.86		11.44		12.76
Ratios to Average Net Assets
Expenses (%)	0.70	(2)(3)	0.71	(4)	1.03	(5)	1.01	(6)	0.82	(7)	0.84	(8)
Expenses excluding waivers (%)	0.70	(2)(3)	0.71	(4)	1.03	(5)	1.01	(6)	0.82	(7)	0.84	(8)
Net investment income (loss) (%)	1.97	(2)(3)	2.19	(4)	1.61	(5)	2.15	(6)	2.22	(7)	1.72	(8)
Supplemental Data
Net Assets end of year/period (000)	$542,603		$496,808		$447,476		$362,985		$314,875		$246,619
Portfolio turnover rate (%)(9)	104		214		159		160		164		171

____________

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.45%, 0.45% and 2.22%.

(4)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.47%, 0.47% and 2.43%.

(5)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.75%, 0.75% and 1.89%.

(6)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 2.40%.

(7)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.78%, 0.78% and 2.26%.

(8)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80% and 1.76%.

(9)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Low Beta Equity Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Years Ended November 30,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$37.34		$39.32	$31.77	$34.11	$33.63	$28.70
Investment Activities
Net Investment income (loss)*	0.45		0.76	0.46	0.53	0.44	0.21
Net realized and unrealized gain (loss)	0.25		(1.96)	7.56	(2.36)	0.49	4.94
Total from investment activities	0.70		(1.20)	8.02	(1.83)	0.93	5.15
Distributions to shareholders from:
Net Investment Income	(0.45)		(0.78)	(0.47)	(0.51)	(0.45)	(0.22)
Total Distributions	(0.45)		(0.78)	(0.47)	(0.51)	(0.45)	(0.22)
Net Asset Value, end of year/period	$37.59		$37.34	$39.32	$31.77	$34.11	$33.63
Net Asset Value, Total Return (%)(1)	1.88		(3.00)	25.43	(5.35)	2.80	17.96
Ratios to Average Net Assets
Expenses (%)	0.46	(2)	0.49	0.77	0.79	0.80	0.82
Expenses excluding waivers (%)	0.46	(2)	0.49	0.77	0.79	0.80	0.82
Net investment income (loss) (%)	2.35	(2)	2.06	1.31	1.64	1.32	0.64
Supplemental Data
Net Assets end of year/period (000)	$188,897		$191,377	$190,698	$139,770	$156,899	$137,049
Portfolio turnover rate (%)(3)	13		61	56	59	73	70

____________

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Mega Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Years Ended November 30,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$50.02		$46.55	$35.18	$34.67	$34.50	$29.14
Investment Activities
Net Investment income (loss)*	0.57		1.11	0.72	0.77	0.77	0.58
Net realized and unrealized gain (loss)	5.55		3.49	11.38	0.48	0.14	5.39
Total from investment activities	6.12		4.60	12.10	1.25	0.91	5.97
Distributions to shareholders from:
Net Investment Income	(0.52)		(1.13)	(0.73)	(0.74)	(0.74)	(0.58)
Net realized capital gains	—		—	—	—	—	(0.03)
Total Distributions	(0.52)		(1.13)	(0.73)	(0.74)	(0.74)	(0.61)
Net Asset Value, end of year/period	$55.62		$50.02	$46.55	$35.18	$34.67	$34.50
Net Asset Value, Total Return (%)(1)	12.31		10.05	34.68	3.74	2.73	20.59
Ratios to Average Net Assets
Expenses (%)	0.45	(2)	0.48	0.77	0.78	0.80	0.82
Expenses excluding waivers (%)	0.45	(2)	0.48	0.77	0.78	0.80	0.82
Net investment income (loss) (%)	2.16	(2)	2.35	1.75	2.26	2.27	1.76
Supplemental Data
Net Assets end of year/period (000)	$486,639		$408,883	$292,085	$190,843	$177,680	$158,680
Portfolio turnover rate (%)(3)	97		181	153	144	160	166

____________

*       Per share data calculated using average shares method.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Small Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Years Ended November 30,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$50.15		$52.35	$43.31	$44.28	$49.08	$35.05
Investment Activities
Net Investment income (loss)*	0.57		0.78	0.50	0.83	0.56	0.40
Net realized and unrealized gain (loss)	3.82		(2.19)	9.12	(1.02)	(4.76)	14.00
Total from investment activities	4.39		(1.41)	9.62	(0.19)	(4.20)	14.40
Distributions to shareholders from:
Net Investment Income	(0.57)		(0.79)	(0.58)	(0.78)	(0.60)	(0.37)
Return of Capital	—		— (1)	—	—	—	—
Total Distributions	(0.57)		(0.79)	(0.58)	(0.78)	(0.60)	(0.37)
Net Asset Value, end of year/period	$53.97		$50.15	$52.35	$43.31	$44.28	$49.08
Net Asset Value, Total Return (%)(2)	8.79		(2.63)	22.35	(0.37)	(8.58)	41.20
Ratios to Average Net Assets
Expenses (%)	0.47	(3)	0.53	0.82	0.85	0.89	0.88
Expenses excluding waivers (%)	0.47	(3)	0.53	0.82	0.85	0.89	0.88
Net investment income (loss) (%)	2.16	(3)	1.61	1.07	1.96	1.24	0.87
Supplemental Data
Net Assets end of year/period (000)	$126,836		$107,827	$98,150	$63,886	$65,314	$62,572
Portfolio turnover rate (%)(4)	35		82	86	98	91	104

____________

*       Per share data calculated using average shares method.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Annualized.

(4)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Quality Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Years Ended November 30,				Period Ended November 30, 2021†
			2025	2024	2023	2022
Net Asset Value, beginning of year/period	$33.13		$32.77	$25.27	$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	0.06		0.04	(0.12)	(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	(0.60)		0.37	7.62	3.46	(4.90)	2.53
Total from investment activities	(0.54)		0.41	7.50	3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	—		—	—	(0.01)	(0.01)	—
Return of Capital	—		(0.05)	—	(0.01)	—	—	(1)
Total Distributions	—		(0.05)	—	(0.02)	(0.01)	—
Net Asset Value, end of year/period	$32.59		$33.13	$32.77	$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	(1.63)		1.25	29.68	15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	0.52	(3)	0.60	1.00	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	0.52	(3)	0.60	1.00	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	0.40	(3)	0.13	(0.42)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$67,616		$67,909	$50,786	$30,957	$29,005	$25,443
Portfolio turnover rate (%)(4)	25		54	74	59	84	40

____________

*       Per share data calculated using average shares method.

†               Commenced operations on May 10, 2021.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Annualized.

(4)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The Funds are classified as “diversified” under the 1940 Act. The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, each Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years, the last three tax year ends remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF entered into option contracts during the six months ended May 31, 2026. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2026, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the six months ended May 31, 2026, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	$(548,815,304)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.31% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Concluded)

expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2027 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon thirty (30) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

As of May 31, 2026 there were no fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser.

During the six months ended May 31, 2026, the Funds did not recapture any previously waived fees.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended May 31, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$553,513,255	$560,531,702
ETC 6 Meridian Low Beta Equity Strategy ETF	45,297,801	44,140,127
ETC 6 Meridian Mega Cap Equity ETF	435,289,546	435,292,795
ETC 6 Meridian Small Cap Equity ETF	42,281,206	41,358,299
ETC 6 Meridian Quality Growth ETF	16,754,763	16,618,927

For the six months ended May 31, 2026, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended May 31, 2026, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$332,609,487	$320,365,377	$46,109,015
ETC 6 Meridian Low Beta Equity Strategy ETF	31,432,449	35,139,588	9,037,298
ETC 6 Meridian Mega Cap Equity ETF	325,466,010	294,422,859	41,385,953
ETC 6 Meridian Small Cap Equity ETF	44,257,821	32,613,074	9,069,956
ETC 6 Meridian Quality Growth ETF	12,505,178	11,727,452	3,468,078

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended November 30, 2025 and November 30, 2024, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2025	$11,333,996	$—	$11,333,996
2024	6,609,357	—	6,609,357
ETC 6 Meridian Low Beta Equity Strategy ETF
2025	$4,017,589	$—	$4,017,589
2024	2,172,352	—	2,172,352
ETC 6 Meridian Mega Cap Equity ETF
2025	$9,358,606	$—	$9,358,606
2024	4,297,958	—	4,297,958
ETC 6 Meridian Small Cap Equity ETF
2025	$1,606,964	$3,223	$1,610,187
2024	955,142	—	955,142
ETC 6 Meridian Quality Growth ETF
2025	$—	$87,978	$87,978
2024	—	—	—

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

5. TAX INFORMATION (Concluded)

As of November 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$27,446	$60,054	$37,697	$—	$—
Capital Loss Carryforwards	(203,165,126)	(39,849,344)	(72,847,791)	(31,879,042)	(9,911,750)
Unrealized Appreciation (Depreciation)	21,344,770	7,782,615	15,363,276	3,309,289	8,155,972
Other Temporary Differences	(3)	—	2	3	4
Total Distributable Earnings (Accumulated Losses)	$(181,792,913)	$(32,006,675)	$(57,446,816)	$(28,569,750)	$(1,755,774)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$132,765,311	$70,399,815	$203,165,126
ETC 6 Meridian Low Beta Equity Strategy ETF	23,413,704	16,435,640	39,849,344
ETC 6 Meridian Mega Cap Equity ETF	64,096,423	8,751,368	72,847,791
ETC 6 Meridian Small Cap Equity ETF	22,273,137	9,605,905	31,879,042
ETC 6 Meridian Quality Growth ETF	7,316,431	2,595,319	9,911,750

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$507,948,569	$66,687,429	$(11,234,832)	$55,452,597
ETC 6 Meridian Low Beta Equity Strategy ETF	179,461,149	20,649,491	(11,408,275)	9,241,216
ETC 6 Meridian Mega Cap Equity ETF	442,730,446	53,648,262	(10,310,570)	43,337,692
ETC 6 Meridian Small Cap Equity ETF	119,992,270	13,719,715	(6,955,362)	6,764,353
ETC 6 Meridian Quality Growth ETF	60,326,194	11,161,146	(3,860,987)	7,300,159

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting, and may experience wide bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Options Risk (ETC 6 Meridian Hedged Equity-Index Option Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

Sector Focus Risk (ETC 6 Meridian Quality Growth ETF only). The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk (ETC 6 Meridian Small Cap Equity ETF only). Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Information Technology Sector Risk (ETC 6 Meridian Quality Growth ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the Information Technology Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

7. OTHER

At May 31, 2026, the records of the Trust reflected shares outstanding were held by a small number of Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4
ETC 6 Meridian Low Beta Equity Strategy ETF	3
ETC 6 Meridian Mega Cap Equity ETF	4
ETC 6 Meridian Small Cap Equity ETF	3
ETC 6 Meridian Quality Growth ETF	3

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2026 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS (Concluded)

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ETC 6 Meridian

Other Information (Form N-CSRS 8-11) (Unaudited)

May 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7) and in the Funds’ Statement of Additional Information which can be found on SEC.gov.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
Madison Avenue Financial Solutions, LLC
8301 E 21st St. North, Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

MER-SA-001-0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: July 29, 2026